Basis of Presentation and Summary of Significant Accounting Policies - Going Concern and Liquidity (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 JPY (¥)
Basis of Presentation and Summary of Significant Accounting Policies
Cash and cash equivalents	¥ 329,399	$ 2,093	¥ 106,347